Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
REVENUE:
Collaboration revenue						$ 962
License and collaboration revenue	$ 1,748		$ 1,748
Grant revenue	20	$ 493	277	$ 818	$ 1,595	785
Total revenue	1,768	493	2,025	818	1,595	1,747
OPERATING EXPENSES:
Research and development	44,151	22,009	71,432	39,420	89,832	42,866
General and administrative	9,577	4,933	19,332	8,831	20,321	11,165
Total operating expenses	53,728	26,942	90,764	48,251	110,153	54,031
LOSS FROM OPERATIONS	(51,960)	(26,449)	(88,739)	(47,433)	(108,558)	(52,284)
OTHER INCOME (EXPENSE)
Interest income	57	5	61	16	37	83
Interest expense					(2,419)	(1,028)
Interest and other expense	(1,338)	(529)	(2,411)	(840)
Change in fair value of warrant liabilities	1,315	(201)	956	(200)	(1,370)	(22)
Total other income (expense), net	34	(725)	(1,394)	(1,024)	(3,752)	(967)
Net loss	$ (51,926)	$ (27,174)	$ (90,133)	$ (48,457)	$ (112,310)	$ (53,251)
Net loss per share available to common stockholders — basic	$ (0.42)	$ (0.28)	$ (0.76)	$ (0.5)	$ (1.17)	$ (0.69)
Net loss per share available to common stockholders — diluted	$ (0.42)	$ (0.28)	$ (0.76)	$ (0.5)	$ (1.17)	$ (0.69)
Weighted-average common stock outstanding — basic	123,249,757	96,327,956	118,430,851	96,314,179	96,371,189	77,673,953
Weighted-average common stock outstanding — diluted	123,249,757	96,327,956	118,430,851	96,314,179	96,371,189	77,673,953